Pay vs Performance Disclosure	4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 14, 2022	Dec. 31, 2022	Jul. 14, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return	Peer Group Total Shareholder Return	Net Income in 000s	Diluted EPS (As Certified by CMDC)
2022[1]	$8,529,992[1]	$(893,908)[1]	$1,189,891	$807,951	$68.93	$120.10	$13,479	$2.14
2021[1]	10,496,468[1]	5,800,005[1]	1,680,342	1,385,659	77.29	139.96	99,873	1.98
2020[1]	8,154,857[1]	(1,042,574)[1]	1,404,319	151,316	83.20	115.42	63,375	1.70
2022[2]	$12,861,436[2]	$22,756,266[2]	$1,189,891	$807,951	$68.93	$120.10	$13,479	$2.14
2021[2]	N/A2	N/A2	1,680,342	1,385,659	77.29	139.96	99,873	1.98
2020[2]	N/A2	N/A2	1,404,319	151,316	83.20	115.42	63,375	1.70
2022[3]	$1,586,410[3]	$1,365,508[3]	$1,189,891	$807,951	$68.93	$120.10	$13,479	$2.14
2021[3]	N/A3	N/A3	1,680,342	1,385,659	77.29	139.96	99,873	1.98
2020[3]	N/A3	N/A3	1,404,319	151,316	83.20	115.42	63,375	1.70

Company Selected Measure Name				Diluted EPS
Named Executive Officers, Footnote [Text Block]				Non-PEO NEO’s are as follows: 2022: Stephen Moule, Ian Reason, Patrick Hurley, and Dawn Edwards; 2021: Julie Streich, Stephen Moule, Michael Beck, Patrick Hurley, and Marian Acker; 2020: Christopher Stephens, Stephen Moule, Michael Beck, and Patrick Hurley.
Peer Group Issuers, Footnote [Text Block]				Also shown is our total stockholder return (“TSR”) performance compared to our peer group for each covered year. We selected the S&P Composite 1500 Industrial Machinery (Sub-Industry) Index as our peer group because its market-cap weighted constituents are most-representative of our lines of business, and added this as a peer group for the Performance Graph in our 2022 10-K. Further shown is our GAAP net income performance and our Diluted EPS performance (as certified by the CMDC) for each covered fiscal year. As required by the regulations, we include our net income performance in the table.
Adjustment To PEO Compensation, Footnote [Text Block]

Detail of CAP to our former CEO Mr. Dempsey is as follows:

Year	Summary Compensation Table Total	Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value	Inclusion of Changes in Equity Fair Values	Exclusion of Change in Pension Value and Nonqualified Deferred Compensation Earnings	Inclusion of Pension Service Cost Attributable to Current Year Service	Compensation Actually Paid under SEC Disclosure Requirements
2022	$8,529,992	$(5,664,660)	$(2,421,752)	$(1,882,111)	$544,623	$(893,908)
2021	10,496,468	(5,563,049)	2,184,831	(1,981,776)	663,532	5,800,005
2020	8,154,857	(5,003,725)	(2,617,028)	(2,146,937)	570,259	(1,042,574)

The equity values included in the “Inclusion of Changes in Equity Fair Values” column above is comprised of the following:

Year	Year-End Fair Value of Equity Awards Granted During the Year Unvested at Year End	Change in Fair Value of Awards Granted in Prior Year from Prior Year End to Current Year End of Unvested Awards	Vesting-Date Fair Value of Equity Awards Granted in Current Year Vested During the Year	Change in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year	Fair Value at Prior Year-End of Equity Awards Forfeited in Current Year	Value of Dividends or Other Earnings on Equity Awards Not Otherwise Included	Inclusion of Changes in Equity Fair Values (Total)
2022	$930,618	$(999,930)	$451,014	$(1,114,686)	$(1,710,959)	$22,191	$(2,421,752)
2021	4,611,830	(2,014,590)	0	(452,047)	0	39,637	2,184,831
2020	2,898,334	(3,108,613)	0	(2,562,680)	0	155,930	(2,617,028)

Detail of CAP to our current CEO Mr. Hook is as follows:

Year	Summary Compensation Table Total	Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value	Inclusion of Changes in Equity Fair Values	Exclusion of Change in Pension Value and Nonqualified Deferred Compensation Earnings	Inclusion of Pension Service Cost Attributable to Current Year Service	Compensation Actually Paid under SEC Disclosure Requirements
2022	$12,861,436	$(10,105,009)	$19,999,839	$0	$0	$22,756,266
2021	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

The equity values included in the “Inclusion of Changes in Equity Fair Values” column above is comprised of the following:

Year	Year-End Fair Value of Equity Awards Granted During the Year Unvested at Year End	Change in Fair Value of Awards Granted in Prior Year from Prior Year End to Current Year End of Unvested Awards	Vesting-Date Fair Value of Equity Awards Granted in Current Year Vested During the Year	Change in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year	Fair Value at Prior Year-End of Equity Awards Forfeited in Current Year	Value of Dividends or Other Earnings on Equity Awards Not Otherwise Included	Inclusion of Changes in Equity Fair Values (Total)
2022	$19,999,561	$0	$0	$0	$0	$277	$19,999,839
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Detail of CAP to our Interim CEO Ms. Streich is as follows:

Year	Summary Compensation Table Total	Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value	Inclusion of Changes in Equity Fair Values	Exclusion of Change in Pension Value and Nonqualified Deferred Compensation Earnings	Inclusion of Pension Service Cost Attributable to Current Year Service	Compensation Actually Paid under SEC Disclosure Requirements
2022	$1,586,410	$(887,103)	$666,201	$0	$0	$1,365,508
2021	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A

The equity values included in the “Inclusion of Changes in Equity Fair Values” column above is comprised of the following:

Year	Year-End Fair Value of Equity Awards Granted During the Year Unvested at Year End	Change in Fair Value of Awards Granted in Prior Year from Prior Year End to Current Year End of Unvested Awards	Vesting-Date Fair Value of Equity Awards Granted in Current Year Vested During the Year	Change in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year	Fair Value at Prior Year-End of Equity Awards Forfeited in Current Year	Value of Dividends or Other Earnings on Equity Awards Not Otherwise Included	Inclusion of Changes in Equity Fair Values (Total)
2022	$794,077	$(106,642)	$0	$(26,644)	$0	$5,410	$666,201
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Non-PEO NEO Average Total Compensation Amount				$ 1,189,891	$ 1,680,342	$ 1,404,319
Non-PEO NEO Average Compensation Actually Paid Amount				$ 807,951	$ 1,385,659	$ 151,316
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Detail of Average CAP to our other NEOs:

Year	Summary Compensation Table Total	Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value	Inclusion of Changes in Equity Fair Values	Change in Pension Value and Nonqualified Deferred Compensation Earnings	Inclusion of Pension Service Cost Attributable to Current Year Service	Compensation Actually Paid under SEC Disclosure Requirements
2022	$1,189,891	$(583,943)	$183,327	$0	$18,677	$807,951
2021	1,680,342	(704,941)	405,847	0	4,411	1,385,659
2020	1,404,319	(848,097)	(372,107)	(48,015)	15,215	151,316

The equity values included in the “Inclusion of Changes in Equity Fair Values” column above is comprised of the following:

Year	Year-End Fair Value of Equity Awards Granted During the Year Unvested at Year End	Change in Fair Value of Awards Granted in Prior Year from Prior Year End to Current Year End of Unvested Awards	Vesting-Date Fair Value of Equity Awards Granted in Current Year Vested During the Year	Change in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year	Fair Value at Prior Year-End of Equity Awards Forfeited in Current Year	Value of Dividends or Other Earnings on Equity Awards Not Otherwise Included	Inclusion of Changes in Equity Fair Values (Total)
2022	$438,513	$(87,004)	$0	$(90,224)	$(82,210)	$4,253	$183,327
2021	590,682	(176,115)	0	(12,955)	0	4,234	405,847
2020	239,046	(283,604)	0	(258,798)	(79,422)	10,670	(372,107)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]				Our TSR was negative in each of the three years covered by the disclosure and was not directly correlated with CAP reported for Mr. Dempsey or average CAP reported for other NEOs. In both cases, CAP increased from 2020 to 2021 and declined from 2021 to 2022.
Compensation Actually Paid vs. Net Income [Text Block]				There was a correlation between our GAAP Net Income and CAP reported for Mr. Dempsey and average CAP reported for other NEOs over the three-year period. Here, GAAP Net Income and CAP reported for Mr. Dempsey and on average for the other NEOs both increased from 2020 to 2021 and declined from 2021 to 2022.
Compensation Actually Paid vs. Company Selected Measure [Text Block]				The relationship between our Diluted EPS and CAP reported for Mr. Dempsey and average CAP reported for other NEOs over the three-year period was like TSR, with no direct correlation. Diluted EPS increased progressively from 2020 in 2021 and 2022, while CAP reported for Mr. Dempsey and on average for the other NEOs increased from 2020 to 2021 and decreased from 2021 to 2022.
Tabular List [Table Text Block]

Other Financial Measures

The following table lists the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to Company performance:

Most Important Performance Measures for 2022	Description
Diluted EPS, as certified	Reported Diluted EPS, excluding the impact of certain items pursuant to the terms of the annual cash incentive program.
Revenue Growth	Revenue reflects Net Sales, as reported
Operating Margin	Operating Margin reflects Operating Income as a percentage of Net Sales
Days Working Capital	DWC reflects average accounts receivable plus inventory less accounts payable measured in days relative to Net Sales and Cost of Sales
EBITDA Growth	EBITDA reflects Net Income before Interest expense, Income Taxes and Depreciation and Amortization
ROIC	Return on Invested Capital reflects the ratio of Net Income and total average invested capital

PEO Name	Interim CEO Ms. Streich	current CEO Mr. Hook	former CEO Mr. Dempsey		former CEO Mr. Dempsey	former CEO Mr. Dempsey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Diluted EPS
Non-GAAP Measure Description [Text Block]				Diluted EPS, as certified is our Company-Selected Measure, which is based on reported Diluted EPS, excluding the impact of certain items pursuant to the terms of the annual cash incentive program as referenced on page 39). The SEC rules require us to include in the table a company-selected performance measure, which we chose Diluted EPS, as certified. We chose Diluted EPS because in our assessment it is the most important financial performance measure used to link PEO and NEO CAP to company performance for the most recently completed fiscal year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Days Working Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name				EBITDA Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name				ROIC
Non-PEO NEO [Member] | Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (583,943)	$ (704,941)	$ (848,097)
Non-PEO NEO [Member] | Inclusion of Changes in Equity Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				183,327	405,847	(372,107)
Non-PEO NEO [Member] | Inclusion of Pension Service Cost Attributable to Current Year Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				18,677	4,411	15,215
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				438,513	590,682	239,046
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(87,004)	(176,115)	(283,604)
Non-PEO NEO [Member] | Vesting Fair Value of Equity Awards Granted in Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Change in Fair Value Vesting Date of Unvested Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(90,224)	(12,955)	(258,798)
Non-PEO NEO [Member] | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(82,210)	0	(79,422)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,253	4,234	10,670
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	(48,015)
Patrick J. Dempsey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				8,529,992	10,496,468	8,154,857
PEO Actually Paid Compensation Amount				(893,908)	5,800,005	(1,042,574)
Non-PEO NEO Average Total Compensation Amount				1,189,891	1,680,342	1,404,319
Non-PEO NEO Average Compensation Actually Paid Amount				807,951	1,385,659	151,316
Total Shareholder Return Amount				68.93	77.29	83.20
Peer Group Total Shareholder Return Amount				120.10	139.96	115.42
Net Income (Loss)				$ 13,479,000	$ 99,873,000	$ 63,375,000
Company Selected Measure Amount | $ / shares				2.14	1.98	1.70
Thomas J. Hook [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 12,861,436
PEO Actually Paid Compensation Amount				22,756,266
Non-PEO NEO Average Total Compensation Amount				1,189,891	$ 1,680,342	$ 1,404,319
Non-PEO NEO Average Compensation Actually Paid Amount				807,951	1,385,659	151,316
Total Shareholder Return Amount				68.93	77.29	83.20
Peer Group Total Shareholder Return Amount				120.10	139.96	115.42
Net Income (Loss)				$ 13,479,000	$ 99,873,000	$ 63,375,000
Company Selected Measure Amount | $ / shares				2.14	1.98	1.70
Julie K. Streich [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 1,586,410
PEO Actually Paid Compensation Amount				1,365,508
Non-PEO NEO Average Total Compensation Amount				1,189,891	$ 1,680,342	$ 1,404,319
Non-PEO NEO Average Compensation Actually Paid Amount				807,951	1,385,659	151,316
Total Shareholder Return Amount				68.93	77.29	83.20
Peer Group Total Shareholder Return Amount				120.10	139.96	115.42
Net Income (Loss)				$ 13,479,000	$ 99,873,000	$ 63,375,000
Company Selected Measure Amount | $ / shares				2.14	1.98	1.70
Former CEO, Mr. Dempsey [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 8,529,992	$ 10,496,468	$ 8,154,857
PEO Actually Paid Compensation Amount				(893,908)	5,800,005	(1,042,574)
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,664,660)	(5,563,049)	(5,003,725)
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Inclusion of Changes in Equity Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,421,752)	2,184,831	(2,617,028)
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Exclusion of Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,882,111)	(1,981,776)	(2,146,937)
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Inclusion of Pension Service Cost Attributable to Current Year Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				544,623	663,532	570,259
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Fair Value of Equity Awards Granted Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				930,618	4,611,830	2,898,334
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Change in Fair Value of Awards Granted Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(999,930)	(2,014,590)	(3,108,613)
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Vesting Fair Value of Equity Awards Granted in Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				451,014	0	0
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Change in Fair Value Vesting Date of Unvested Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,114,686)	(452,047)	(2,562,680)
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,710,959)	0	0
Former CEO, Mr. Dempsey [Member] | PEO [Member] | Value of Dividends or Other Earnings on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				22,191	$ 39,637	$ 155,930
Current CEO, Mr. Hook [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				12,861,436
PEO Actually Paid Compensation Amount				22,756,266
Current CEO, Mr. Hook [Member] | PEO [Member] | Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(10,105,009)
Current CEO, Mr. Hook [Member] | PEO [Member] | Inclusion of Changes in Equity Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				19,999,839
Current CEO, Mr. Hook [Member] | PEO [Member] | Exclusion of Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Current CEO, Mr. Hook [Member] | PEO [Member] | Inclusion of Pension Service Cost Attributable to Current Year Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Current CEO, Mr. Hook [Member] | PEO [Member] | Fair Value of Equity Awards Granted Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				19,999,561
Current CEO, Mr. Hook [Member] | PEO [Member] | Change in Fair Value of Awards Granted Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Current CEO, Mr. Hook [Member] | PEO [Member] | Vesting Fair Value of Equity Awards Granted in Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Current CEO, Mr. Hook [Member] | PEO [Member] | Change in Fair Value Vesting Date of Unvested Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Current CEO, Mr. Hook [Member] | PEO [Member] | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Current CEO, Mr. Hook [Member] | PEO [Member] | Value of Dividends or Other Earnings on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				277
Interim CEO, Ms. Streich [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				1,586,410
PEO Actually Paid Compensation Amount				1,365,508
Interim CEO, Ms. Streich [Member] | PEO [Member] | Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(887,103)
Interim CEO, Ms. Streich [Member] | PEO [Member] | Inclusion of Changes in Equity Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				666,201
Interim CEO, Ms. Streich [Member] | PEO [Member] | Exclusion of Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Interim CEO, Ms. Streich [Member] | PEO [Member] | Inclusion of Pension Service Cost Attributable to Current Year Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Interim CEO, Ms. Streich [Member] | PEO [Member] | Fair Value of Equity Awards Granted Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				794,077
Interim CEO, Ms. Streich [Member] | PEO [Member] | Change in Fair Value of Awards Granted Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(106,642)
Interim CEO, Ms. Streich [Member] | PEO [Member] | Vesting Fair Value of Equity Awards Granted in Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Interim CEO, Ms. Streich [Member] | PEO [Member] | Change in Fair Value Vesting Date of Unvested Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(26,644)
Interim CEO, Ms. Streich [Member] | PEO [Member] | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Interim CEO, Ms. Streich [Member] | PEO [Member] | Value of Dividends or Other Earnings on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 5,410